Consolidated Statements of Shareholders’ (Deficit) Equity - USD ($) $ in Thousands		Ordinary shares	Additional paid-in capital	Subscription receivable	Statutory reserves	Accumulated Other comprehensive loss	Accumulated deficit	Total Borqs Technologies, Inc. shareholders’ equity	Noncontrolling interest	Total
Balance at Dec. 31, 2021			$ 262,271	$ (15,287)	$ 1,901	$ (1,091)	$ (271,040)	$ (23,246)	$ 5,960	$ (17,286)
Balance (in Shares) at Dec. 31, 2021		850,768
Consolidated net loss							(34,032)	(34,032)	(4,829)	(38,861)
Foreign exchange difference						(2,421)		(2,421)		(2,421)
Loan conversion with ordinary shares (Note 18(d))			1,139					1,139		1,139
Loan conversion with ordinary shares (Note 18(d)) (in Shares)		28,247
Issuance of ordinary shares as collateral (Note18(c))			2,760	(2,760)
Issuance of ordinary shares as collateral (Note18(c)) (in Shares)		83,633
Shares conversion of convertible notes (Note 12)			28,692					28,692		28,692
Shares conversion of convertible notes (Note 12) (in Shares)		1,610,386
Warrants exercised into shares (Note 12)
Warrants exercised into shares (Note 12) (in Shares)		1,446,721
Issuance of warrants associated with convertible notes (Note 12)			6,069					6,069		6,069
Shares issued for additional acquisition cost to HHE (Note 4(a))			5,950					5,950		5,950
Shares issued for additional acquisition cost to HHE (Note 4(a)) (in Shares)		416,667
Capital injection from non-controlling shareholders of a subsidiary (Note 18(i))									437	437
Deconsolidation of a subsidiary (Note 4(c))									(1,926)	(1,926)
Settlement of equity financing (Note 18(b))				3,669				3,669		3,669
Share-based compensation (Note 14)			3,386					3,386		3,386
Share-based compensation (Note 14) (in Shares)		328,798
Balance at Dec. 31, 2022			310,267	(14,378)	1,901	(3,512)	(305,072)	(10,794)	(358)	(11,152)
Balance (in Shares) at Dec. 31, 2022		4,765,219
Consolidated net loss							(26,467)	(26,467)	(454)	(26,921)
Foreign exchange difference						(294)		(294)		(294)
Debt equity conversion settlement (Note 18(d))			1,574					1,574		1,574
Debt equity conversion settlement (Note 18(d)) (in Shares)		771,605
Issuance of ordinary shares as collateral (Note18(c))			1,321	(1,321)
Issuance of ordinary shares as collateral (Note18(c)) (in Shares)		443,294
Issuance of ordinary shares for a project (Note18(i))			392	(392)
Issuance of ordinary shares for a project (Note18(i)) (in Shares)		166,667
Shares conversion of convertible notes (Note 12)			500					500		500
Shares conversion of convertible notes (Note 12) (in Shares)		94,003
Warrants exercised into shares (Note 12)
Warrants exercised into shares (Note 12) (in Shares)		3,127,762
Issuance of warrants associated with convertible notes (Note 12)			629					629		629
Shares issued to HHE (Note 4(a))			9,423	(9,423)
Shares issued to HHE (Note 4(a)) (in Shares)		1,916,667
Settlement of equity financing (Note 18(b))			13,463					13,463		13,463
Settlement of equity financing (Note 18(b)) (in Shares)		4,668,704
Share-based compensation (Note 14)			7,769					7,769		7,769
Share-based compensation (Note 14) (in Shares)		12,912,096
Balance at Dec. 31, 2023			345,338	(25,514)	1,901	(3,806)	(331,539)	(13,620)	(812)	(14,432)
Balance (in Shares) at Dec. 31, 2023	[1]	28,866,017
Consolidated net loss							16,697	16,697	626	17,323
Foreign exchange difference						(583)		(583)		(583)
Warrants exercised into shares (Note 12)
Warrants exercised into shares (Note 12) (in Shares)	[1]	1,460,493
Disposal of a subsidiary (Note 4 (b))									(7)	(7)
Cancellation of shares issued to HHE (Note 4(a))			(15,373)	9,423				(5,950)		(5,950)
Cancellation of shares issued to HHE (Note 4(a)) (in Shares)	[1]	(2,406,433)
Share-based compensation (Note 14)			51					51		51
Share-based compensation (Note 14) (in Shares)	[1]	1,050,000
Balance at Dec. 31, 2024			$ 330,016	$ (16,091)	$ 1,901	$ (4,389)	$ (314,842)	$ (3,405)	$ (193)	$ (3,598)
Balance (in Shares) at Dec. 31, 2024	[1]	28,970,077

[1]	Giving retroactive effect to the one-for-sixteen reverse split on June 27, 2022 and one-for-twelve reverse split on October 10, 2023